Cover	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity File Number	000-27719
Entity Registrant Name	Southern First Bancshares, Inc.
Entity Central Index Key	0001090009
Entity Tax Identification Number	58-2459561
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	100 Verdae Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29607
City Area Code	(864)
Local Phone Number	679-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SFST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable